SHARE-BASED COMPENSATION - Inputs to the Model Used for PSUs Granted (Details) - PSUs	6 Months Ended
Jun. 30, 2022 € / shares
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date (in euros) (in EUR per share)	€ 23.70
Dividend yield	0.00%
Expected volatility	70.00%
Risk-free interest rate (US government bond yield)	1.88%